Variable interest entities - Non-consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Other assets	$ 416,064	$ 409,877	$ 405,560
Other liabilities	374,300	368,972
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Other assets	2,905	2,261
Other liabilities	951	780
Maximum loss exposure	$ 3,856	$ 3,041